INTANGIBLE ASSETS (Details) - USD ($)	6 Months Ended	12 Months Ended
	May 31, 2022	Nov. 30, 2021
IfrsStatementLineItems [Line Items]
Beginning balance	$ 3,636,078
Ending balance	5,216,958	$ 3,636,078
Intangible assets other than goodwill	5,216,958	3,636,078
Video Game Catalogues [Member]
IfrsStatementLineItems [Line Items]
Net book value		1,000
Platform Coding [Member]
IfrsStatementLineItems [Line Items]
Net book value	519,581	1,000
Distribution Libraries [Member]
IfrsStatementLineItems [Line Items]
Net book value	3,449,294	3,634,078
Customer Relatonships [Member]
IfrsStatementLineItems [Line Items]
Net book value	846,083
Brands [Member]
IfrsStatementLineItems [Line Items]
Beginning balance
Ending balance	402,000
Intangible assets other than goodwill	402,000
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning balance	3,937,188	4,455,960
Impairments		(4,214,445)
Ending balance	5,827,988	3,937,188
Intangible assets other than goodwill	5,827,988	3,937,188
Gross carrying amount [member] | Indiex Flix [Member]
IfrsStatementLineItems [Line Items]
Additions		3,695,673
Gross carrying amount [member] | D C U [Member]
IfrsStatementLineItems [Line Items]
Additions	1,890,800
Gross carrying amount [member] | Video Game Catalogues [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	240,515	1,130,960
Impairments		(890,445)
Ending balance	240,515	240,515
Intangible assets other than goodwill	240,515	240,515
Gross carrying amount [member] | Video Game Catalogues [Member] | Indiex Flix [Member]
IfrsStatementLineItems [Line Items]
Additions
Gross carrying amount [member] | Video Game Catalogues [Member] | D C U [Member]
IfrsStatementLineItems [Line Items]
Additions
Gross carrying amount [member] | Platform Coding [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	1,000	3,325,000
Impairments		(3,324,000)
Ending balance	566,800	1,000
Intangible assets other than goodwill	566,800	1,000
Gross carrying amount [member] | Platform Coding [Member] | Indiex Flix [Member]
IfrsStatementLineItems [Line Items]
Additions
Gross carrying amount [member] | Platform Coding [Member] | D C U [Member]
IfrsStatementLineItems [Line Items]
Additions	565,800
Gross carrying amount [member] | Distribution Libraries [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	3,695,673
Impairments
Ending balance	3,695,673	3,695,673
Intangible assets other than goodwill	3,695,673	3,695,673
Gross carrying amount [member] | Distribution Libraries [Member] | Indiex Flix [Member]
IfrsStatementLineItems [Line Items]
Additions		3,695,673
Gross carrying amount [member] | Distribution Libraries [Member] | D C U [Member]
IfrsStatementLineItems [Line Items]
Additions
Gross carrying amount [member] | Customer Relatonships [Member]
IfrsStatementLineItems [Line Items]
Beginning balance
Impairments
Ending balance	923,000
Intangible assets other than goodwill	923,000
Gross carrying amount [member] | Customer Relatonships [Member] | Indiex Flix [Member]
IfrsStatementLineItems [Line Items]
Additions
Gross carrying amount [member] | Customer Relatonships [Member] | D C U [Member]
IfrsStatementLineItems [Line Items]
Additions	923,000
Gross carrying amount [member] | Brands [Member]
IfrsStatementLineItems [Line Items]
Beginning balance
Impairments
Ending balance	402,000
Intangible assets other than goodwill	402,000
Gross carrying amount [member] | Brands [Member] | Indiex Flix [Member]
IfrsStatementLineItems [Line Items]
Additions
Gross carrying amount [member] | Brands [Member] | D C U [Member]
IfrsStatementLineItems [Line Items]
Additions	402,000
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Beginning balance	301,110	164,118
Additions	309,920	136,992
Ending balance	611,030	301,110
Intangible assets other than goodwill	611,030	301,110
Accumulated depreciation and amortisation [member] | Video Game Catalogues [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	239,515	164,118
Additions	1,000	75,397
Ending balance	240,515	239,515
Intangible assets other than goodwill	240,515	239,515
Accumulated depreciation and amortisation [member] | Platform Coding [Member]
IfrsStatementLineItems [Line Items]
Beginning balance
Additions	47,219
Ending balance	47,219
Intangible assets other than goodwill	47,219
Accumulated depreciation and amortisation [member] | Distribution Libraries [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	61,595
Additions	184,784	61,595
Ending balance	246,379	61,595
Intangible assets other than goodwill	246,379	61,595
Accumulated depreciation and amortisation [member] | Customer Relatonships [Member]
IfrsStatementLineItems [Line Items]
Beginning balance
Additions	76,917
Ending balance	76,917
Intangible assets other than goodwill	76,917
Accumulated depreciation and amortisation [member] | Brands [Member]
IfrsStatementLineItems [Line Items]
Beginning balance
Additions
Ending balance
Intangible assets other than goodwill